Consolidated Statement of Cash Flows - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Operating activities:
Net cash generated from operating activities before income tax paid	$ 266,123	$ 155,107	$ 204,025
Income tax paid	(5,404)	(10,798)	(14,990)
Net cash generated from operating activities	260,719	144,309	189,035
Investing activities:
Contributions and issuance of capital in associates and joint ventures	(35)	0	(123)
Acquisition and improvements of investment properties	(39,301)	(17,955)	(30,582)
Contributions and issuance of capital in associates and joint ventures pending of subscription	0	0	(234)
Proceeds from sales of investment properties	7,759	64,743	117,292
Acquisitions and improvements of property, plant and equipment	(7,944)	(4,640)	(4,107)
Proceeds from sales of property, plant and equipment	11	14	12,571
Acquisitions of intangible assets	(1,823)	(1,018)	(740)
Dividends collected from associates and joint ventures	3,620	15,748	1,652
Proceeds from sales of interest held in associates and joint ventures	6,503	33,155	0
Proceeds from loans granted	0	0	10
(Payment) / proceeds from derivative financial instruments	(218)	1,996	119
Acquisitions of investments in financial assets	(346,373)	(530,923)	(187,708)
Proceeds from disposal of investments in financial assets	268,546	537,926	226,997
Interest received from financial assets	25,815	14,702	1,819
Proceeds from loans granted to related parties	1,169	2,628	0
Increase of loans granted to related parties	0	(311)	0
Net cash (used in) / generated from investing activities	(82,271)	116,065	136,966
Financing activities:
Borrowings, issuance and new placement of non-convertible notes	373,323	157,478	199,217
Payment of borrowings and non-convertible notes	(122,268)	(142,298)	(348,175)
(Payments) / obtaining of short term loans, net	(13,297)	53,852	(7,470)
Interests paid	(46,660)	(85,502)	(67,841)
Repurchase of non-convertible notes	(60,149)	(1,601)	(19,400)
Capital contributions from non-controlling interest in subsidiaries	235	134	10
Loans received from associates and joint ventures, net	65	0	0
Payment of borrowings to related parties	0	0	(155)
Dividends paid	(80,646)	(212,502)	(167,227)
Warrants exercise	7,373	2,275	155
Payment of lease liabilities	(2,958)	(802)	(295)
Repurchase of treasury shares	(19,503)	(37,240)	(9,033)
Net cash generated from / (used in) financing activities	35,515	(266,206)	(420,214)
Net increase / (decrease) in cash and cash equivalents	213,963	(5,832)	(94,213)
Cash and cash equivalents at the beginning of the year	39,452	45,246	142,669
Inflation adjustment of cash and cash equivalents	(91,066)	(15,158)	(6,190)
Foreign exchange gain on cash and cash equivalents and unrealized fair value result for cash equivalents	14,471	15,196	2,980
Cash and cash equivalents at end of the year	$ 176,820	$ 39,452	$ 45,246